UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-05984

                                                         The New Ireland Fund, Inc.

(Exact name of registrant as specified in charter)

BNY Mellon Investment Servicing (US) Inc.

One Boston Place, 34th Floor

                                                     Boston, MA 02108

(Address of principal executive offices) (Zip code)

BNY Mellon Investment Servicing (US) Inc.

One Boston Place, 34th Floor

                                             Boston, MA 02108

(Name and address of agent for service)

Registrant’s telephone number, including area code: 508 871 8500

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

First Quarter Report

January 31, 2014

Investment Summary as of January 31, 2014 (unaudited)

Total Return (%)

	Market Value (a)		Net Asset Value (a)
	Cumulative	Average Annual(b)	Cumulative	Average Annual(b)
Current Quarter	3.55	3.55	4.86	4.86
One Year	30.23	30.23	34.04	34.04
Three Year	77.62	21.10	76.59	20.87
Five Year	197.90	24.40	178.67	22.75
Ten Year	100.40	7.20	95.71	6.95

Per Share Information and Returns

	2004	2005	2006	2007	2008	2009	2010	2011	2012	2013	2014 YTD
Net Asset Value ($)	20.74	24.36	32.55	30.95	10.18	8.20	7.70	8.45	9.59	14.24	14.85
Income Dividends ($)	(0.09)	(0.03)	(0.16)	(0.24)	(0.36)	(0.33)	—	(0.06)	(0.02)	—	(0.07)
Capital Gains
Other Distributions ($)	—	—	(1.77)	(2.40)	(4.86)	(2.76)	—	—	—	—	—
Total Return (%) (a)	28.14	17.51	45.97	2.88	-58.62	26.91	-6.10	10.69	13.82	48.49	4.86	(b)

Notes

(a)	Total Market Value returns reflect changes in share market prices and assume reinvestment of dividends and capital gain distributions, if any, at the price obtained under the Dividend Reinvestment and Cash Purchase Plan (the “Plan”). Total Net Asset Value returns reflect changes in share net asset value and assume reinvestment of dividends and capital gain distributions, if any, at the price obtained under the Plan. For more information with regard to the Plan, see the most recent annual report filed with the Securities and Exchange Commission.
(b)	Periods less than one year are not annualized.

Past results are not necessarily indicative of future performance of the Fund.

Portfolio by Market Sector as of January 31, 2014 (unaudited)

(Percentage of Net Assets)

Top 10 Issuers as of January 31, 2014 (unaudited)

Holding	Sector	% of Net Assets
Ryanair Holdings PLC	Transportation	16.52%
CRH PLC	Construction and Building Materials	10.62%
Kerry Group PLC, Series A	Food and Beverages	10.57%
Aryzta AG	Food and Agriculture	9.19%
Kingspan Group PLC	Construction and Building Materials	4.65%
Mincon Group PLC	Industrials	4.65%
Bank of Ireland (The)	Financial	4.64%
CPL Resources PLC	Business Support Services	4.55%
Smurfit Kappa Group PLC	Forest Products and Paper	4.55%
Irish Continental Group PLC	Transportation	3.88%

The New Ireland Fund, Inc.

Portfolio Holdings (unaudited)

January 31, 2014	Shares	Value (U.S.) (Note A)

COMMON STOCKS (95.98%)
COMMON STOCKS OF IRISH COMPANIES (95.07%)

Agricultural Operations (1.36%)
Origin Enterprises PLC	111,471	$1,014,685

Business Support Services (4.55%)
CPL Resources PLC	348,191	3,404,246

Construction and Building Materials (18.29%)
CRH PLC	308,948	7,943,056
Grafton Group PLC-UTS	230,704	2,254,035
Kingspan Group PLC	182,106	3,478,614

		13,675,705

Diversified Financial Services (3.04%)
FBD Holdings PLC	94,778	2,275,061

Energy (2.97%)
Dragon Oil PLC	233,699	2,221,833

Financial (4.64%)
Bank of Ireland (The)*	8,710,428	3,465,189

Food and Agriculture (9.19%)
Aryzta AG	87,110	6,869,748

Food and Beverages (16.68%)
C&C Group PLC	156,993	889,191
Glanbia PLC	162,282	2,359,145
Kerry Group PLC, Series A	117,406	7,900,531
Total Produce PLC	1,101,757	1,322,334

		12,471,201

Forest Products and Paper (4.55%)
Smurfit Kappa Group PLC	145,004	3,402,473

Leisure and Hotels (2.49%)
Paddy Power PLC	23,612	1,864,340

Mining (0.48%)
Kenmare Resources PLC*	1,212,752	359,799

See Notes to Portfolio Holdings.

The New Ireland Fund, Inc.

Portfolio Holdings (unaudited) (continued)

January 31, 2014	Shares	Value (U.S.) (Note A)

COMMON STOCKS (continued)

Industrials (4.65%)
Mincon Group PLC(a)*	2,577,619	$3,476,035

Transportation (22.18%)
Aer Lingus Group PLC	686,793	1,333,687
Irish Continental Group PLC	77,577	2,897,865
Ryanair Holdings PLC	911,868	7,763,065
Ryanair Holdings PLC-Sponsored ADR	97,177	4,591,613

		16,586,230

TOTAL COMMON STOCKS OF IRISH COMPANIES (Cost $45,096,986)		71,086,545

COMMON STOCKS OF UNITED KINGDOM COMPANIES (0.91%)

Utility Company (0.91%)
Severn Trent PLC	23,966	680,208

TOTAL COMMON STOCKS OF UNITED KINGDOM COMPANIES (Cost $593,937)		680,208

TOTAL COMMON STOCKS BEFORE FOREIGN CURRENCY ON DEPOSIT (Cost $45,690,923)		$71,766,753

See Notes to Portfolio Holdings.

The New Ireland Fund, Inc.

Portfolio Holdings (unaudited) (continued)

January 31, 2014	Face Value	Value (U.S.) (Note A)

COMMON STOCKS (continued)
FOREIGN CURRENCY ON DEPOSIT (1.85%)
British Pounds Sterling	£722,649	$1,187,630
Euro	€145,514	196,232

TOTAL FOREIGN CURRENCY ON DEPOSIT (Cost $1,389,388)**		1,383,862

TOTAL INVESTMENTS (97.83%) (Cost $47,080,311)		73,150,615

OTHER ASSETS AND LIABILITIES (2.17%)		1,624,482

NET ASSETS (100.00%)		$74,775,097

(a)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2014, this security amounted to $3,476,035 or 4.65% of net assets.
*		Non-income producing security.
**		Foreign currency held on deposit at U.S. Bank, N.A.
ADR	–	American Depositary Receipt traded in U.S. dollars.
UTS	–	Units

The Inputs of methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period. The summary of inputs used to value the Fund’s net assets as of January 31, 2014 is as follows (See Note A – Security Valuation in the Notes to Portfolio Holdings):

	Total Value at 01/31/14	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Investments in Securities*†	$71,766,753	$71,766,753	$—	$—

*	See Portfolio Holdings detail for country breakout.
†	Total Investments exclude Foreign Currency on Deposit and Other Assets.

At the end of the quarter ended January 31, 2014, the Fund did not have any transfers in and out of Level 1, Level 2 and Level 3 during the period.

See Notes to Portfolio Holdings.

The New Ireland Fund, Inc.

Notes to Portfolio Holdings (unaudited)

A. Valuation and Investment Practices:

Security Valuation: Securities listed on a stock exchange for which market quotations are readily available are valued at the closing prices on the date of valuation, or if no such closing prices are available, at the last bid price quoted on such day. If there are no such quotations available for the date of valuation, the last available closing price will be used. The value of securities and other assets for which no market quotations are readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the Board of Directors to represent fair value. Short-term securities that mature in 60 days or less are valued at amortized cost.

Fair Value Measurements: As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. Generally Accepted Accounting Principals (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	–	unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2	–	observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	–	unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. A summary of the levels of the Fund’s investments as of January 31, 2014 is included with the Fund’s Portfolio of Holdings.

The New Ireland Fund, Inc.

Notes to Portfolio Holdings (unaudited) (continued)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the spot rate of such currencies against U.S. dollars by obtaining from Interactive Data Corp. (“IDC”) each day the current 4:00pm London time spot rate and future rate (the future rates are quoted in 30-day increments) on foreign currency contracts. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on security transactions.

Securities Transactions: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis.

B. Unrealized Appreciation/(Depreciation):

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and appreciation on assets and liabilities in foreign currencies on a tax basis as of January 31, 2014 were as follows:

Total Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments	Net Unrealized Depreciation on Foreign Currency	Net Unrealized Appreciation
$45,690,923	$26,593,048	$(517,218)	$26,075,830	$(5,526)	$26,070,304

C. Risk Factors:

Investing in the Fund may involve certain risks including, but not limited to, those described below.

The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the Fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;

The New Ireland Fund, Inc.

Notes to Portfolio Holdings (unaudited) (continued)

and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

The New Ireland Fund, Inc.

Directors and Officers

Peter J. Hooper	– Chairman of the Board
Sean Hawkshaw	– Director and President
David Dempsey	– Director
Margaret Duffy	– Director
Lelia Long	– Treasurer
Bryan Deering	– Assistant Treasurer
Vincenzo Scarduzio	– Secretary
Salvatore Faia	– Chief Compliance Officer

Principal Investment Advisor

Kleinwort Benson Investors International Ltd.

One Rockefeller Plaza - 32nd Floor

New York, NY 10020

Administrator

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

U.S. Bank, N.A.

1555 N. Rivercenter Dr., MK-WI-5302

Milwaukee, WI 53212

Shareholder Servicing Agent

American Stock Transfer & Trust Company

59 Maiden Lane

New York, New York 10038

Legal Counsel

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019

Correspondence

All correspondence should be addressed to:

The New Ireland Fund, Inc.

c/o BNY Mellon Center

One Boston Place

201 Washington Street

34th Floor

Boston, Massachusetts 02109

Telephone inquiries should be directed to:

1-800-GO-TO-IRL (1-800-468-6475)

Website address:

www.newirelandfund.com

IR-QTR 01/14

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The New Ireland Fund, Inc.

By (Signature and Title)* /s/ Sean Hawkshaw
Sean Hawkshaw, President
(principal executive officer)

Date March 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Sean Hawkshaw
Sean Hawkshaw, President
(principal executive officer)

Date March 12, 2014

By (Signature and Title)* /s/ Lelia Long
Lelia Long, Treasurer
(principal financial officer)

Date March 17, 2014

*  Print the name and title of each signing officer under his or her signature.